Taxes on Income (Details) - Schedule of Loss (Income) Before Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss (Income) Before Taxes on Income [Abstract]
Domestic	$ 714	$ 1,293	$ 1,104
Foreign operations (Beamr Inc and Imaging RU)	(58)	(97)	(204)
Loss (income) before taxes	$ 656	$ 1,196	$ 900